Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Risk management and strategy
We have implemented and maintain various information security processes designed to identify, assess and manage material risks from cybersecurity threats to our critical systems and information (collectively, our “Information Systems and Data”).
Our Information Technology department, with support from members of our Legal and Compliance teams and our Head of Risk Management, helps identify and assess cybersecurity risks and prepare the Company to respond to these risks. We use various methods for monitoring and evaluating threats to our environment including, for example: using manual and automated tools to detect anomalies and attempted attacks, subscribing to reports and services that identify cybersecurity threats, evaluating our and our industry’s risk profile, analyzing reports of threats and actors, conducting scans of our environment, evaluating threats reported to us, conducting internal and external audits, conducting threat assessments for internal and external threats, and conducting vulnerability assessments, including penetration tests.
Depending on the environment and system, we implement and maintain various technical, organizational, and physical measures, processes, standards and policies designed to manage and mitigate material risks from cybersecurity threats to our Information Systems and Data. These include, in addition to others discussed in this Item 16K, system monitoring, an incident detection and response plan, a disaster recovery plan, encryption and segregation of certain data, network security controls, and measures for the physical security of our technology infrastructure. We provide an annual information security awareness training to our employees and ask them to review certain information security policies on an annual basis.
Our identification, assessment and management of material risks from cybersecurity threats are integrated into the Company’s overall risk management processes. For example, we include information on cybersecurity risk evaluations conducted by management in reports provided to our internal Risk Management Committee, elements of which are shared with the Audit, Risk, and Compliance Committee (“the Audit Committee”) of our Board of Directors. Additionally, our Executive Committee may discuss cybersecurity risks and mitigation activities as part of its general risk management oversight. Our Chief Financial Officer (CFO) is the member of our Executive Committee with functional responsibility for cybersecurity and may elevate cybersecurity topics for the attention of the Executive Committee, Audit Committee, and Board of Directors.
We use third-party service providers to assist us from time to time to identify, assess, and manage material risks from cybersecurity threats, including for example cybersecurity consultants, threat intelligence service providers, cybersecurity software and service providers, penetration testing firms, dark web monitoring services, forensic investigators, and professional services firms, including legal counsels.
Support elements for a variety of functions across our business are performed by third parties, such as distributors, contract manufacturing organizations, contract research organizations, application providers, and supply chain resources. We consider cyber risks in evaluating third parties and services, and our vendor management processes are tailored to our assessment of a particular vendor’s risk profile and criticality to our operations. Those processes may include, for example, some combination of the following: performing a risk assessment or issuing a security questionnaire, reviewing written security programs, performing certain vulnerability scans, conducting security assessment calls with the vendor’s security personnel, performing audits on the vendor’s compliance with our security requirements, or imposing contractual obligations relating to information security. Depending on the nature of the services provided, the sensitivity of the Information Systems and Data at issue, and the identity of the provider, our vendor management process may involve different levels of assessment designed to help identify and manage cybersecurity risks associated with a provider.
We have not identified risks from any known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected us, including our operations, business strategy, results of operations, or financial condition. For a description of the risks from cybersecurity threats that may be reasonably likely to materially affect the Company and how they may do so, see our risk factors under Item 3D. Risk Factors in this Annual Report, including those described in “Risks Related to our Business Operations, Employee Matters and Managing Growth”.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
Our identification, assessment and management of material risks from cybersecurity threats are integrated into the Company’s overall risk management processes. For example, we include information on cybersecurity risk evaluations conducted by management in reports provided to our internal Risk Management Committee, elements of which are shared with the Audit, Risk, and Compliance Committee (“the Audit Committee”) of our Board of Directors. Additionally, our Executive Committee may discuss cybersecurity risks and mitigation activities as part of its general risk management oversight. Our Chief Financial Officer (CFO) is the member of our Executive Committee with functional responsibility for cybersecurity and may elevate cybersecurity topics for the attention of the Executive Committee, Audit Committee, and Board of Directors.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]
Our Board of Directors considers the Company’s cybersecurity risk as part of its general oversight function. The Audit Committee is responsible for overseeing the Executive Committee’s implementation and enforcement of our cybersecurity risk management processes.
Our cybersecurity risk assessment and management processes are implemented and maintained by a management team comprised of our Vice President of Information Technology and Analytics (“VP of IT/Analytics”) and our CFO, to whom our VP of IT/Analytics reports. This management team is responsible for hiring appropriate personnel, managing spending relating to cybersecurity, providing information on cybersecurity risks, preparing for cybersecurity incidents, reviewing security assessments, approving cybersecurity processes and resources, and managing our response to significant cybersecurity incidents. The management team stays informed about and monitors efforts to prevent, detection, mitigate and remediate cybersecurity incidents through various means, which may include briefings with operational cybersecurity team members, outside threat intelligence sources, and from tooling described above that is deployed in our IT environment.
Individuals responsible for cybersecurity at an operational level within the Company have a minimum of five years experience in the field of information technology. For example, our Head of Information Security and Audit is certified within the TÜV Austria as a Manager and Auditor according to ISO 27001 & ISO 27002. We also have a Cyber Incident Response Team that includes the Head of Information Security, Data Protection Officer, and Director of Information Technology Infrastructure. This group may be expanded as needed to include representatives from our Legal and Corporate Communications teams as well as our Executive Committee, which is responsible for communicating with the Audit Committee or full Board of Directors as needed.
The Audit Committee receives regular reports from the VP of IT/Analytics concerning the Company’s significant cybersecurity threats and risks and the processes the Company has implemented to address them, as well as cybersecurity incidents deemed significant by the management team. The Audit Committee also has access to various reports, summaries or presentations related to cybersecurity threats, risk and mitigation.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Board of Directors considers the Company’s cybersecurity risk as part of its general oversight function. The Audit Committee is responsible for overseeing the Executive Committee’s implementation and enforcement of our cybersecurity risk management processes
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Audit Committee receives regular reports from the VP of IT/Analytics concerning the Company’s significant cybersecurity threats and risks and the processes the Company has implemented to address them, as well as cybersecurity incidents deemed significant by the management team. The Audit Committee also has access to various reports, summaries or presentations related to cybersecurity threats, risk and mitigation
Cybersecurity Risk Role of Management [Text Block]
Our cybersecurity risk assessment and management processes are implemented and maintained by a management team comprised of our Vice President of Information Technology and Analytics (“VP of IT/Analytics”) and our CFO, to whom our VP of IT/Analytics reports. This management team is responsible for hiring appropriate personnel, managing spending relating to cybersecurity, providing information on cybersecurity risks, preparing for cybersecurity incidents, reviewing security assessments, approving cybersecurity processes and resources, and managing our response to significant cybersecurity incidents. The management team stays informed about and monitors efforts to prevent, detection, mitigate and remediate cybersecurity incidents through various means, which may include briefings with operational cybersecurity team members, outside threat intelligence sources, and from tooling described above that is deployed in our IT environment.
Individuals responsible for cybersecurity at an operational level within the Company have a minimum of five years experience in the field of information technology. For example, our Head of Information Security and Audit is certified within the TÜV Austria as a Manager and Auditor according to ISO 27001 & ISO 27002. We also have a Cyber Incident Response Team that includes the Head of Information Security, Data Protection Officer, and Director of Information Technology Infrastructure. This group may be expanded as needed to include representatives from our Legal and Corporate Communications teams as well as our Executive Committee, which is responsible for communicating with the Audit Committee or full Board of Directors as needed.
The Audit Committee receives regular reports from the VP of IT/Analytics concerning the Company’s significant cybersecurity threats and risks and the processes the Company has implemented to address them, as well as cybersecurity incidents deemed significant by the management team. The Audit Committee also has access to various reports, summaries or presentations related to cybersecurity threats, risk and mitigation.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	management team comprised of our Vice President of Information Technology and Analytics (“VP of IT/Analytics”) and our CFO, to whom our VP of IT/Analytics reports. This management team is responsible for hiring appropriate personnel, managing spending relating to cybersecurity, providing information on cybersecurity risks, preparing for cybersecurity incidents, reviewing security assessments, approving cybersecurity processes and resources, and managing our response to significant cybersecurity incidents. The management team stays informed about and monitors efforts to prevent, detection, mitigate and remediate cybersecurity incidents through various means, which may include briefings with operational cybersecurity team members, outside threat intelligence sources, and from tooling described above that is deployed in our IT environment.Individuals responsible for cybersecurity at an operational level within the Company have a minimum of five years experience in the field of information technology. For example, our Head of Information Security and Audit is certified within the TÜV Austria as a Manager and Auditor according to ISO 27001 & ISO 27002. We also have a Cyber Incident Response Team that includes the Head of Information Security, Data Protection Officer, and Director of Information Technology Infrastructure. This group may be expanded as needed to include representatives from our Legal and Corporate Communications teams as well as our Executive Committee, which is responsible for communicating with the Audit Committee or full Board of Directors as needed.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Individuals responsible for cybersecurity at an operational level within the Company have a minimum of five years experience in the field of information technology. For example, our Head of Information Security and Audit is certified within the TÜV Austria as a Manager and Auditor according to ISO 27001 & ISO 27002. We also have a Cyber Incident Response Team that includes the Head of Information Security, Data Protection Officer, and Director of Information Technology Infrastructure. This group may be expanded as needed to include representatives from our Legal and Corporate Communications teams as well as our Executive Committee, which is responsible for communicating with the Audit Committee or full Board of Directors as needed.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The management team stays informed about and monitors efforts to prevent, detection, mitigate and remediate cybersecurity incidents through various means, which may include briefings with operational cybersecurity team members, outside threat intelligence sources, and from tooling described above that is deployed in our IT environment.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true